Performance Management - T. Rowe Price Government Money Fund, Inc.	Jul. 25, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance and is not necessarily an indication of future results.

Prior to August 1, 2016, the fund operated as a prime money market fund and invested in certain types of securities that the fund is no longer permitted to hold. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the fund’s conversion to a government money market fund.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. In addition, the table also includes a comparative index that has investment characteristics similar to those of the fund (Strategy Benchmark(s)).
Bar Chart [Heading]	Calender Year Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/23	1.29%	Worst Quarter	6/30/15	0.00%
The fund’s return for the six months ended 6/30/25 was 2.03%.
Year to Date Return, Label [Optional Text]	The fund’s return for the six months ended
Bar Chart, Year to Date Return	2.03%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Jun. 30, 2015
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2024
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. In addition, the table also includes a comparative index that has investment characteristics similar to those of the fund (Strategy Benchmark(s)).

Performance [Table]
Average Annual Total Returns
	Periods ended
	December 31, 2024

				Since	Inception
	1 Year	5 Years	10 Years	inception	date
Investor Class					01/26/1976
	5.00%	2.29%	1.53%	—%
I Class					05/03/2017
	5.12	2.36	—	2.08

Strategy Benchmark(s)
Lipper U.S. Government Money Market Funds Index
	4.88	2.20	1.45	1.88 [a]

[a]	Return since 4/30/17.

Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com